Contract liability - Disclosure of Current and Non-Current Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	SFr 9,014	SFr 28,312
Non-current	5,400	6,925
Contract liability	14,414	35,237
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	9,014
Non-current	5,400
Contract liability	SFr 14,414	SFr 18,584